DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Capstar Special Purpose Acquisition Corp. (now known as Gelesis Holdings, Inc.) (the “Company” or “CPSR”) was a blank check company incorporated in Delaware on February 14, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company intends to focus on businesses in the consumer, healthcare and technology, media and telecommunications (“TMT”) industries. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

Business Combination

On January 13, 2022 (the “Closing Date”), CPSR consummated the previously announced business combination (the “Business Combination”), pursuant to the terms of the Business Combination Agreement, dated as of July 19, 2021 (as amended on November 8, 2021 and December 30, 2021, the “Business Combination Agreement”), by and among CPSR, CPSR Gelesis Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of CPSR (“Merger Sub”), and Gelesis, Inc., a Delaware corporation (together with its consolidated subsidiaries, “Legacy Gelesis”).

Pursuant to the Business Combination Agreement, on the Closing Date, (i) Merger Sub merged with and into Legacy Gelesis (the “Merger”), with Gelesis as the surviving company in the Merger, and, after giving effect to such Merger, Legacy Gelesis became a wholly-owned subsidiary of CPSR and (ii) CPSR changed its name to “Gelesis Holdings, Inc.” (together with its consolidated subsidiaries, “Gelesis Holdings”).

In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the effective time of the Merger (the “Effective Time”), based on an implied Legacy Gelesis equity value of $675 million, (i) each share of Legacy Gelesis common stock outstanding as of immediately prior to the Effective Time was exchanged for shares of the common stock, par value $0.0001 per share, of Gelesis Holdings (“Common Stock”); (ii) all vested and unvested options of Legacy Gelesis were assumed by Gelesis Holdings exercisable for shares of Common Stock; (iii) each outstanding warrant of Legacy Gelesis was assumed by Gelesis Holdings and became a warrant to purchase shares of Common Stock; (iv) each share of Class A common stock, par value $0.0001 per share, of CPSR (“CPSR Class A Common Stock”) and each share of Class B common stock, par value $0.0001 per share, of CPSR (“CPSR Class B Common Stock”), that was issued and outstanding immediately prior to the Effective Time became one share of Common Stock following the consummation of the Business Combination; (v) each outstanding redeemable public warrant of CPSR was automatically converted into a redeemable public warrant to purchase a share of Common Stock; and (vi) each outstanding Private Placement Warrant of CPSR was automatically converted into a Private Placement Warrant to purchase a share of Common Stock.

Concurrently with the execution of the Business Combination Agreement, on July 19, 2021, CPSR entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe for and purchase, and CPSR agreed to issue and sell to the PIPE Investors, an aggregate of 9,000,000 shares of CPSR Class A Common Stock at a price of $10.00 per share, for aggregate gross proceeds of $90,000,000 (the “PIPE Financing”). The PIPE Financing was consummated concurrently with the Business Combination Closing.

On December 13, 2021, the Company entered into a bridge financing arrangement (the “Bridge Financing”), executing convertible promissory note agreements with two existing investors in the aggregate amount of $27.0 million. These convertible promissory notes bore interest at 10.0% and were settled in cash for principal plus accrued interest on January 19, 2022.

On December 30, 2021, CPSR entered into a Backstop Agreement (the “Backstop Agreement”) with PureTech Health LLC (“PureTech”) and SSD2, LLC (“SSD2” and together with PureTech, the “Backstop Purchasers”), pursuant to which the Backstop Purchasers agreed to purchase an aggregate of up to 1,500,000 shares of CPSR Class A Common Stock immediately prior to the Closing at a cash purchase price of $10.00 per share (the “Backstop Purchase Shares”), resulting in aggregate proceeds of up to $15.0 million, which amount, when added to the proceeds from the PIPE Financing, would ensure that the Minimum Cash Condition would be satisfied. Pursuant to the terms and conditions of the Backstop Agreement, the Backstop Purchasers were obligated to purchase Backstop Purchase Shares in such number that resulted in gross proceeds to CPSR equal to the amount by which $15.0 million exceeded the available funds remaining in CPSR’s Trust Account (as defined below) following all Capstar Stockholder Redemptions (the “Available Funds”), subject to the other terms and conditions of the Backstop Agreement. Based on the number of Capstar Stockholder Redemptions, the Backstop Purchasers became obligated to purchase an aggregate 744,217 Backstop Purchase Shares for an aggregate purchase price of $7,442,170, which is the amount by which $15.0 million exceeded the Available Funds. In addition, at the closing of the sale of the Backstop Purchase Shares, CPSR issued to the Backstop Purchasers 1,983,750 shares of CPSR Class A Common Stock.

In addition to the above consideration, if the trading price of the Common Stock is greater than or equal to $12.50, $15.00 and $17.50, respectively, for any twenty (20) trading days within any thirty (30)-trading day period on or prior to the date that is five years following the Closing (the “Earnout Period”), the holders of Legacy Gelesis common stock outstanding as of immediately prior to the Effective Time, as well as holders of Legacy Gelesis options and warrants outstanding immediately prior to the Effective Time will be entitled to their pro rata portion of 23,483,250 restricted earn out shares of Common Stock, which will vest in equal thirds (the “Earnout Shares”), and will also vest in connection with any change of control transaction with respect to Gelesis Holdings if the applicable thresholds are met in such change of control transaction during the Earnout Period.

On January 11, 2022, CPSR held a special meeting of stockholders (the “Special Meeting”) at which the stockholders of CPSR considered and approved, among other matters, a proposal to adopt the Business Combination Agreement. Prior to the Special Meeting, holders of 26,844,777 shares of CPSR Class A Common Stock exercised their right to redeem such shares for cash at a price of approximately 10.00 per share for aggregate payments of $268,646,943.

At the Closing, (i) an aggregate of 755,223 shares of CPSR Class A Common Stock and 4,916,250 shares of CPSR Class B Common Stock were exchanged for an equivalent number of shares of Common Stock; (ii) an aggregate of 54,814,847 shares of Common Stock were issued in exchange for shares of common stock, par value $0.0001 per share, of Legacy Gelesis (“Legacy Gelesis Common Stock”) outstanding as of immediately prior to the Effective Time; (iii) an aggregate of 9,000,000 shares of Common Stock were issued to the PIPE Investors in connection with the PIPE Financing; (iv) an aggregate of 2,727,967 shares of Common Stock were issued to the Backstop Purchasers; and (v) the Company had an earnout obligation pursuant to which it may be required to issue up to 23,482,845 shares of Common Stock. Moreover, at the Closing, (i) each outstanding redeemable public warrant of CPSR, each outstanding private placement warrant of CPSR and each outstanding warrant of Legacy Gelesis became a warrant to purchase shares of Common Stock and (ii) each vested and unvested option of Legacy Gelesis outstanding as of immediately prior to the Effective Time was assumed by Gelesis Holdings, to be settled or exercisable for shares of Common Stock, based on an implied Legacy Gelesis equity value of $675 million. Immediately after giving effect to the Transactions, there were 72,214,287 shares of Common Stock outstanding and 13,486,708 shares of Common Stock subject to outstanding equity awards.

Business Prior to the Business Combination

Prior to the Business Combination, the Company had one wholly-owned subsidiary, CPSR Gelesis Merger Sub, Inc., which was incorporated in the State of Delaware on July 2, 2021 (“Merger Sub”).

As of December 31, 2021, the Company had not commenced any operations. All activity through December 31, 2021 relates to the Company’s formation, its initial public offering (“Initial Public Offering”), which is described below, the search for a target company for a Business Combination and activities in connection with the proposed business combination with Legacy Gelesis. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the marketable securities held in the Trust Account.

The registration statement for the Company’s Initial Public Offering was declared effective on July 1, 2020. On July 7, 2020, the Company consummated the Initial Public Offering of 27,600,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriters of the over-allotment option to purchase an additional 3,600,000 Units, at $10.00 per Unit, generating gross proceeds of $276,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 7,520,000 warrants (each, a “Private Placement Warrant” and, collectively, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Capstar Sponsor Group, LLC (the “Sponsor”), generating gross proceeds of $7,520,000, which is described in Note 4.

Transaction costs amounted to $15,851,828, consisting of $5,520,000 of underwriting fees, $9,660,000 of deferred underwriting fees and $671,828 of other offering costs.

Following the closing of the Initial Public Offering on July 7, 2020, an amount of $276,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”). The proceeds are held in the Trust Account located in the United States and shall be invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the funds in the Trust Account.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or results of its operations, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Liquidity and Capital Resources

As of December 31, 2021, the Company had $221,189 in its operating bank accounts and a working capital deficit of $21,364,028, which excludes $207,207 of interest income that is available to pay for franchise taxes.

Until the consummation of the Business Combination, the Company used the funds not held in the Trust Account for identifying and evaluating target businesses, performing due diligence on prospective target businesses, traveling to and from the offices, plants or similar location of prospective target businesses or their representatives or owners, reviewing corporate documents and material agreements of prospective target businesses and structuring, negotiating and completing a Business Combination, which was the Business Combination with Legacy Gelesis. The Company completed its Business Combination on January 13, 2022, which was the Business Combination with Legacy Gelesis, and has raised sufficient capital for its operations.